Intangible Assets - Summary of Intangible Asset Acquired (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite Lived Intangible Assets [Line Items]
Expected life of the intangible asset	5 years 4 months 24 days	4 years 1 month 6 days
Brands [Member]
Finite Lived Intangible Assets [Line Items]
Expected life of the intangible asset	7 years
Computer Software [Member]
Finite Lived Intangible Assets [Line Items]
Expected life of the intangible asset	3 years	4 years
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Expected life of the intangible asset	7 years	5 years